RELATED PARTY TRANSACTIONS - Intercompany loans (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RELATED PARTY TRANSACTIONS
Assets	R$ 51,839	R$ 57,541
Net financial income	95	(2,457)	R$ 2,712
Gerdau Corsa S.A.P.I de C.V.
RELATED PARTY TRANSACTIONS
Assets	7	48
Fundacao Gerdau
RELATED PARTY TRANSACTIONS
Assets	R$ 51,832	R$ 57,493